John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 115.8%				$964,544,735
(Cost $963,860,857)
Consumer discretionary 18.0%				149,824,836
Distributors 4.0%
All Glass & Window Holdings, Inc., Delayed Draw Term Loan (C)	—	03-26-31	3,663,004	3,635,531
All Glass & Window Holdings, Inc., Revolver (C)	—	03-26-31	2,197,802	2,164,835
All Glass & Window Holdings, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	9.296	03-26-31	10,409,277	10,253,138
Eastern Communications Solutions, Inc., Revolver (C)	—	12-30-30	3,008,596	2,978,510
Eastern Communications Solutions, Inc., Term Loan A (3 month CME Term SOFR + 5.250%)	9.549	12-30-30	14,455,176	14,346,762
Diversified consumer services 7.2%
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.500%)	9.923	10-22-26	5,182,714	5,195,671
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	824,176
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.500%)	9.923	10-22-26	3,823,369	3,832,928
Leap Service Partners LLC, 2025 Delayed Draw Term Loan B (C)	—	03-15-29	5,595,076	5,595,076
Leap Service Partners LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.295	03-15-29	5,240,820	5,240,820
Leap Service Partners LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.321	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.303	03-15-29	4,881,037	4,881,037
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (3 month CME Term SOFR + 7.150%)	9.960	06-09-28	1,883,741	1,864,903
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.650%)	9.960	06-09-28	1,524,367	1,509,124
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month CME Term SOFR + 5.650%)	9.960	12-09-26	5,432,095	5,377,774
LUV Car Wash Group LLC, 2025 21st Amendment Additional Term Loan (3 month CME Term SOFR + 5.500%)	9.937	06-09-28	8,659,797	8,573,199
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.913	09-07-29	6,247,943	6,310,422
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.917	09-07-29	1,582,278	1,582,278
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.913	09-07-29	6,982,278	7,052,101
Hotels, restaurants and leisure 2.7%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	10.469	07-27-28	2,588,393	2,588,393
Bandon Fitness, Inc., Revolver (C)	—	07-27-28	524,934	524,934
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	10.441	07-27-28	6,679,134	6,679,134
Fresh Holdco, Inc., Term Loan (6 month CME Term SOFR + 5.250%)	9.796	01-26-26	2,864,322	2,864,322
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.297	06-18-29	3,792,429	3,659,694
Star Logistics & Hospitality Services LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	9.177	06-18-29	1,264,881	1,220,610
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.295	06-18-29	5,523,735	$5,330,404
Household durables 1.0%
Simon Pearce LLC, Revolver (C)	—	10-21-30	1,160,714	1,152,009
Simon Pearce LLC, Term Loan A (1 month CME Term SOFR + 4.500%)	8.822	10-21-30	6,946,875	6,894,773
Leisure products 2.0%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,304,225
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	9.299	06-18-27	14,329,233	14,293,410
Specialty retail 1.1%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	1,136,364
RPC TopCo, Inc., Term Loan (6 month CME Term SOFR + 4.750%)	8.967	08-29-31	8,197,443	8,197,443
Consumer staples 6.9%				57,583,127
Consumer staples distribution and retail 1.8%
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (C)	—	12-28-29	2,686,567	2,686,567
PAK Quality Foods Acquisition LLC, Revolver (C)	—	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.185	12-28-29	10,611,940	10,611,940
Food products 4.0%
City Line Distributors, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	10.431	08-31-28	2,478,098	2,484,293
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,042,970
City Line Distributors, Term Loan (1 month CME Term SOFR + 6.000%)	10.439	08-31-28	6,163,955	6,179,365
Foodscience LLC, 2024 Delayed Draw Term Loan (C)	—	11-14-31	7,777,778	7,661,111
Foodscience LLC, 2024 Revolver (C)	—	11-14-31	2,430,556	2,394,097
Foodscience LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.967	11-14-31	7,273,438	7,164,336
Hill Country Dairies, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	9.041	08-01-30	1,663,306	1,605,091
Hill Country Dairies, Inc., Revolver (3 month CME Term SOFR + 4.750%) (C)	9.041	08-01-30	1,108,871	1,070,060
Hill Country Dairies, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	9.041	08-01-31	4,082,308	3,939,428
Household products 1.1%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month CME Term SOFR + 5.500%)	9.941	11-09-27	2,561,216	2,477,977
Walnut Parent, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.941	11-09-27	6,923,750	6,698,728
Financials 3.5%				29,019,927
Capital markets 1.2%
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	9.049	10-14-28	4,252,304	4,252,304
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Steward Partners Global Advisory LLC, Revolver (C)	—	10-14-28	1,428,571	$1,428,571
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.049	10-14-28	4,178,571	4,178,571
Insurance 2.3%
Stellar Buyer LLC, 2025 1st Amendment Term Loan A (3 month CME Term SOFR + 5.000%)	9.319	11-12-30	1,973,684	1,973,684
Stellar Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.303	11-12-30	5,215,232	5,215,232
Stellar Buyer LLC, Revolver (C)	—	11-12-30	2,607,616	2,607,616
Stellar Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.315	11-12-30	9,363,949	9,363,949
Health care 21.7%				180,813,300
Health care equipment and supplies 1.5%
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 4.750%)	9.075	01-30-29	12,250,000	12,250,000
Health care providers and services 20.2%
Beacon Behavioral Holdings LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.799	06-21-29	10,366,966	10,237,379
Beacon Behavioral Holdings LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.803	06-21-29	364,356	358,890
Beacon Behavioral Holdings LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.799	06-21-29	918,440	904,664
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	10.439	12-14-26	690,681	673,414
BrightView LLC, Revolver (1 month CME Term SOFR + 6.000%)	10.439	12-14-26	315,217	307,337
BrightView LLC, Term Loan (1 month CME Term SOFR + 6.000%)	10.439	12-14-26	5,184,102	5,054,499
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.689	11-24-29	4,846,165	4,846,165
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.689	11-24-29	3,824,017	3,824,017
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	10.689	11-24-29	6,023,857	6,023,857
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	4,002,463
IMA Group Management Company LLC, 2023 Revolver (1 month CME Term SOFR + 6.500%) (C)	10.925	06-30-28	821,018	800,493
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	11.191	06-30-28	9,810,302	9,565,044
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 7.000%) (C)	11.439	02-28-29	2,756,068	2,501,132
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	631,535
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 7.000%)	11.439	02-28-29	12,056,579	10,941,346
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 6.750%)	11.229	05-04-30	3,066,608	2,821,279
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 5.750% and 6 month CME Term SOFR + 6.750%)	12.202	12-23-27	1,673,077	1,539,231
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Insignia Finance Merger Sub LLC, Term Loan (1 month CME Term SOFR + 6.750%)	11.175	12-23-27	5,479,036	$5,040,713
MWD Management LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.149	06-15-27	3,910,000	3,910,000
MWD Management LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	9.149	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.149	06-15-27	4,875,000	4,875,000
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.049	11-16-28	2,520,974	2,527,277
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	9.049	11-16-28	6,533,333	6,549,667
OIS Management Services LLC, 2024 2nd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	9.051	11-16-28	1,979,508	1,984,456
Pediatric Home Respiratory Services LLC, 2024 Delayed Draw Term Loan (C)	—	12-23-30	2,625,000	2,625,000
Pediatric Home Respiratory Services LLC, 2024 Revolver (6 month CME Term SOFR + 5.500%) (C)	9.781	12-23-30	1,458,333	1,458,333
Pediatric Home Respiratory Services LLC, 2024 Term Loan (6 month CME Term SOFR + 5.500%)	9.781	12-23-30	13,416,667	13,416,667
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.561	03-31-26	1,549,802	1,313,457
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.561	03-31-26	5,733,434	4,859,085
Redwood MSO LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 5.250%) (C)	9.575	12-20-29	2,294,007	2,259,597
Redwood MSO LLC, 2024 Revolver (C)	—	12-20-29	983,146	965,941
Redwood MSO LLC, 2024 Term Loan (1 month CME Term SOFR + 5.250%)	9.575	12-20-29	14,187,289	13,974,480
Refocus Management Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.907	02-14-29	2,298,924	2,281,682
Refocus Management Services LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.904	02-14-29	460,526	457,072
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.902	02-14-29	5,926,974	5,882,521
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.799	01-27-26	9,793,531	9,793,531
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.299	04-04-29	3,048,086	3,078,566
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 6.000%)	10.299	04-04-29	2,447,783	2,472,261
The Smilist DSO LLC, 2024-3 Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.548	12-02-31	35,138	34,787
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	614,035
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.299	04-04-29	11,274,452	11,387,196
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials 50.6%				421,111,261
Air freight and logistics 0.8%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,870,313
PNB Holdings III LLC, Revolver (1 and 3 month CME Term SOFR + 4.500%) (C)	8.815	09-17-30	1,250,000	1,246,875
PNB Holdings III LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.815	09-17-30	3,731,250	3,721,922
Building products 4.3%
DAWGS Intermediate Holding Company, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.803	03-03-30	1,081,596	1,070,780
DAWGS Intermediate Holding Company, Term Loan (3 month CME Term SOFR + 4.500%)	8.803	03-03-32	4,412,910	4,368,781
Integrated Openings Solutions LLC, Delayed Draw Term Loan (C)	—	11-20-29	6,295,788	6,201,351
Integrated Openings Solutions LLC, Revolver (C)	—	11-20-29	579,212	570,524
Lockmasters Security Intermediate, Inc., Amendment No. 3 Term Loan (3 month CME Term SOFR + 5.250%)	9.811	09-01-27	4,292,387	4,292,387
Lockmasters Security Intermediate, Inc., Delayed Draw Term Loan (C)	—	09-01-27	1,756,547	1,756,547
Lockmasters Security Intermediate, Inc., Revolver (1 month CME Term SOFR + 6.000%) (C)	9.689	09-01-27	411,789	411,789
Vybond Buyer LLC, Delayed Draw Term Loan (C)	—	02-03-32	3,066,589	3,035,923
Vybond Buyer LLC, Revolver (C)	—	02-03-32	2,299,942	2,271,192
Vybond Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.299	02-03-32	12,133,470	12,012,135
Commercial services and supplies 16.4%
Air Buyer, Inc., Revolver (C)	—	07-23-30	615,530	595,526
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.790	07-23-30	6,124,527	5,925,479
American Combustion Industries, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 5.000%)	9.425	08-31-28	1,234,823	1,222,475
American Combustion Industries, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 5.000%) (C)	9.425	08-31-28	1,463,277	1,448,644
American Combustion Industries, Inc., Revolver (1 month CME Term SOFR + 5.000%) (C)	9.425	08-31-28	548,729	543,242
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.000%)	9.425	08-31-28	3,592,064	3,556,143
BCTS Parent LLC, 2025 Incremental Delayed Draw Term Loan (C)	—	02-03-32	5,586,942	5,586,942
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (C)	9.325	12-26-29	4,870,392	4,870,392
BCTS Parent LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.321	12-26-29	1,772,421	1,772,421
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.291	12-26-29	7,001,063	7,001,063
Beary Landscaping LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.547	11-22-29	2,112,676	2,112,676
Beary Landscaping LLC, Revolver (C)	—	11-22-29	2,112,676	2,112,676
Beary Landscaping LLC, Term Loan (1 month CME Term SOFR + 5.250%)	9.575	11-22-29	10,639,965	10,639,965
Diverzify Intermediate LLC, 2024 9th Amendment Delayed Draw Term Loan (C)	—	05-11-27	6,000,000	5,805,000
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (3 month CME Term SOFR + 5.750%)	10.309	05-11-27	11,442,500	$11,070,619
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.891	06-30-27	2,521,314	2,496,101
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	12.000	06-30-27	940,073	930,672
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	9.891	06-30-27	3,987,500	3,947,625
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (C)	—	06-30-27	2,111,079	2,079,413
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	9.641	06-30-27	2,234,929	2,201,405
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.000%)	10.299	01-23-28	1,249,495	1,249,495
Renovation Systems LLC, 2024 2nd Amendment Revolver (3 month CME Term SOFR + 6.000%) (C)	10.299	01-23-28	626,313	626,313
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.299	01-23-28	13,923,320	13,923,320
Renovation Systems LLC, 2024 Delayed Draw Term Loan C (6 month CME Term SOFR + 6.000%) (C)	10.237	01-23-28	1,632,373	1,632,373
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 5.750%)	10.175	09-30-27	1,074,974	1,074,974
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.175	09-30-27	7,053,571	7,053,571
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.175	09-30-27	3,171,910	3,171,910
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.175	09-30-27	4,161,374	4,161,374
StartKleen Legacy Holdings LLC, Delayed Draw Term Loan (C)	—	03-14-31	3,663,004	3,640,110
StartKleen Legacy Holdings LLC, Revolver (C)	—	03-14-31	2,930,403	2,893,773
StartKleen Legacy Holdings LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.039	03-14-31	9,157,509	9,043,040
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	10.142	09-07-28	2,456,250	2,456,250
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,459,559
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.895	09-07-28	8,316,176	8,253,805
Machinery 1.4%
Rapid Buyer LLC, Delayed Draw Term Loan (C)	—	10-15-30	3,418,906	3,393,264
Rapid Buyer LLC, Revolver (C)	—	10-15-30	1,709,453	1,696,632
Rapid Buyer LLC, Term Loan (6 month CME Term SOFR + 4.750%)	9.029	10-15-30	6,290,787	6,243,606
Professional services 10.8%
BlueHalo Financing Holdings LLC, Revolver (3 month CME Term SOFR + 6.000%) (C)	10.304	10-31-25	1,403,226	1,403,226
BlueHalo Financing Holdings LLC, Term Loan A (3 month CME Term SOFR + 6.000%)	10.401	10-31-25	16,070,336	16,070,336
CPS Holdco, Inc., Delayed Draw Term Loan A (C)	—	03-28-31	3,913,919	3,913,919
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
CPS Holdco, Inc., Delayed Draw Term Loan B (C)	—	03-28-31	4,281,136	$4,249,027
CPS Holdco, Inc., Revolver (C)	—	03-28-31	2,014,652	1,984,432
CPS Holdco, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.053	03-28-31	7,609,890	7,495,742
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (6 month CME Term SOFR + 6.250%) (C)	10.530	03-30-29	1,761,834	1,761,834
Health Management Associates, Inc., 2023 Revolver (6 month CME Term SOFR + 6.250%) (C)	10.567	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (6 month CME Term SOFR + 6.250%)	10.567	03-30-29	9,742,345	9,742,345
HMN Acquirer Corp., Delayed Draw Term Loan (C)	—	11-05-31	1,591,435	1,579,499
HMN Acquirer Corp., Revolver (C)	—	11-05-31	954,861	947,700
HMN Acquirer Corp., Term Loan (3 month CME Term SOFR + 4.750%)	9.049	11-05-31	4,317,882	4,285,498
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.673	02-28-27	980,000	980,000
LAC Intermediate LLC, 2022 Revolver (C)	—	02-28-27	500,000	500,000
LAC Intermediate LLC, 2022 Term Loan (1 month CME Term SOFR + 6.250%)	10.672	02-28-27	10,754,564	10,754,564
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (6 month CME Term SOFR + 5.000%)	9.285	10-29-27	2,702,976	2,702,976
Management Consulting & Research LLC, Revolver (6 month CME Term SOFR + 5.000%) (C)	9.259	08-16-27	909,498	909,498
Management Consulting & Research LLC, Term Loan (6 month CME Term SOFR + 5.000%)	9.285	08-16-27	6,134,436	6,134,436
Purple Cow Buyer LLC, Delayed Draw Term Loan (C)	—	11-05-30	1,504,939	1,497,415
Purple Cow Buyer LLC, Revolver (C)	—	11-05-30	401,317	399,311
Purple Cow Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.303	11-05-30	2,401,883	2,389,874
WeLocalize, Inc., 2019 Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.399	06-23-26	1,065,023	1,059,698
WeLocalize, Inc., 2021 Revolver (1 month CME Term SOFR + 5.000%) (C)	9.421	06-23-26	878,327	873,936
WeLocalize, Inc., 2021 Term Loan A (3 month CME Term SOFR + 5.000%)	9.399	06-23-26	4,196,150	4,175,169
WeLocalize, Inc., Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.399	06-23-26	3,193,016	3,177,051
Trading companies and distributors 16.9%
Crane Engineering Sales LLC, 2025 1st Amendment Delayed Draw Term Loan (C)	—	08-27-29	1,776,597	1,776,597
Crane Engineering Sales LLC, 2025 1st Amendment Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.049	08-27-29	648,202	648,202
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.069	08-27-29	5,948,678	5,948,678
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,197,400	2,197,400
Crane Engineering Sales LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.049	08-27-29	6,895,000	6,895,000
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	10.175	11-02-26	9,750,000	$9,408,750
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,473,242
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,473,242
Krayden Holdings, Inc., Revolver (3 month CME Term SOFR + 4.750%) (C)	9.075	03-01-29	1,562,500	1,550,781
Krayden Holdings, Inc., Term Loan A (1 month CME Term SOFR + 4.750%)	9.075	03-01-29	7,809,375	7,750,805
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.444	08-31-28	5,183,763	5,170,804
M&D Midco, Inc., 2024 3rd Amendment Delayed Draw Term Loan (C)	—	08-31-28	833,926	831,841
M&D Midco, Inc., 2024 3rd Amendment Term Loan (3 month CME Term SOFR + 5.000%)	9.453	08-31-28	1,178,442	1,175,496
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.453	08-31-28	2,258,933	2,253,286
M&D Midco, Inc., Revolver (3 month CME Term SOFR + 5.000%) (C)	9.469	08-31-28	1,563,752	1,559,843
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.463	08-31-28	6,395,642	6,379,653
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 4.948%)	9.342	09-30-27	9,750,000	9,701,250
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.325	12-24-29	1,444,355	1,415,468
SBP Holding LP, 2023 Revolver (1 month CME Term SOFR + 6.000%) (C)	10.325	12-24-29	1,451,613	1,422,581
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 6.000%)	10.325	12-24-29	12,006,048	11,765,927
SurfacePrep Buyer LLC, 2025 Incremental Delayed Draw Term Loan (C)	—	02-04-30	1,244,346	1,244,346
SurfacePrep Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.297	02-04-30	1,959,983	1,959,983
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.296	02-04-30	1,986,301	1,986,301
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.296	02-04-30	10,474,760	10,474,760
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.449	12-31-26	1,424,942	1,264,636
Tilley Chemical Company, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	10.305	12-31-26	1,433,761	1,272,463
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 6.000%)	10.449	12-31-26	6,320,237	5,609,211
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.299	10-03-28	5,536,911	5,536,911
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.329	10-03-28	1,533,385	1,533,385
WWEC Holdings III Corp., Revolver (C)	—	10-03-28	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.000%)	9.299	10-03-28	7,024,845	7,024,845
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 5.250%)	9.643	12-20-28	17,368,750	$17,281,906
Xenon Arc, Inc., 2025-1 Term Loan (3 month CME Term SOFR + 5.750%)	10.149	12-20-28	2,587,500	2,535,750
Information technology 10.2%				85,352,553
IT services 4.8%
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan C (C)	—	12-31-30	719,424	714,928
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan D (C)	—	12-31-30	719,424	714,928
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan E (C)	—	12-31-30	719,424	714,928
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan A (3 month CME Term SOFR + 5.000%)	9.310	12-31-30	2,966,102	2,936,441
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000%) (C)	9.299	12-31-30	2,966,102	2,936,441
AC Blackpoint Acquisition, Inc., Revolver (C)	—	12-31-30	1,483,051	1,468,220
AC Blackpoint Acquisition, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.296	12-31-30	9,615,731	9,519,574
AIDC IntermediateCo LLC, Term Loan (1 month CME Term SOFR + 5.500%)	9.822	07-22-27	9,775,000	9,726,125
Jetson Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	12.000	04-09-30	720,941	701,115
Jetson Buyer, Inc., Term Loan (1 month CME Term SOFR + 5.500%)	9.825	04-09-30	4,221,648	4,105,552
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.750%)	9.075	10-31-25	2,176,690	2,160,365
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.075	11-01-27	4,773,300	4,737,500
Software 5.4%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.299	12-21-27	9,750,000	9,750,000
Alta Buyer LLC, 2025 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.299	12-21-27	612,663	612,663
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.549	06-30-26	3,917,555	3,917,555
QM Buyer, Inc., Delayed Draw Term Loan (C)	—	12-06-30	3,888,889	3,850,000
QM Buyer, Inc., Revolver (C)	—	12-06-30	1,944,444	1,920,139
QM Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.299	12-06-30	11,637,500	11,521,125
Trimech Acquisition Corp., 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 4.750%)	9.049	03-10-28	2,650,384	2,623,880
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	11.250	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	9.049	03-10-28	8,423,684	8,507,921
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials 4.9%				$40,839,731
Chemicals 3.2%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.047	03-03-30	4,130,208	4,099,232
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,067,708
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.049	03-03-30	6,117,917	6,072,032
Chroma Color Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	8.549	04-23-29	2,078,125	2,067,734
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	829,167
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 4.250%)	8.540	04-23-29	9,415,625	9,368,547
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	463,768
Polymer Solutions Group LLC, 2019 Term Loan (3 month CME Term SOFR + 4.500%)	8.791	11-26-26	1,830,918	1,830,918
Containers and packaging 0.6%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.045	06-18-26	1,834,724	1,623,731
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.045	06-18-26	780,048	690,342
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.045	06-18-26	225,722	199,764
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.750% and 4.750 PIK)	15.795	06-18-26	423,247	374,573
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.045	06-18-26	1,672,827	1,480,451
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.045	06-18-26	297,159	262,986
Paper and forest products 1.1%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 5.750%)	10.075	11-30-29	9,385,315	9,408,778

	Shares/Units	Value

Equity (A) 0.2%		$1,445,478
(Cost $1,420,100)
Financials 0.0%		344,060
Insurance 0.0%
Stellar Parent LLC, Class A Units	322	344,060
Industrials 0.1%		639,813
Machinery 0.1%
Rapid Aggregator LLC	365	365,088
Professional services 0.0%
CPS Investors LP, Class A Units	2,747	274,725
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 3-31-25 (unaudited)

	Shares/Units	Value
Information technology 0.1%		$461,605
IT services 0.1%
AC BlackPoint Holdings LLC, Class A-1 Units	459	461,605

	Yield (%)	Shares	Value

Short-term investments 6.1%			$50,603,675
(Cost $50,603,675)
Short-term funds 6.1%			50,603,675
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(D)	50,603,675	50,603,675

Total investments (Cost $1,015,884,632) 122.1%	$1,016,593,888
Less unfunded loan commitments (23.2%)	(193,253,526)
Net investments (Cost $822,631,106) 98.9%	$823,340,362
Other assets and liabilities, net 1.1%	9,157,680
Total net assets 100.0%	$832,498,042

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Notes to Portfolio of investments for more information.
(D)	The rate shown is the annualized seven-day yield as of 3-31-25.
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-25 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-25 (unaudited)

risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Equity investments that do not have a counterparty trading in public market will be fair valued as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. Private equities rely primarily on the use of significant unobservable inputs, which require significant judgment and, accordingly, are classified as Level 3.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025 by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$771,291,209	—	—	$771,291,209
Equity	1,445,478	—	—	1,445,478
Short-term investments	50,603,675	$50,603,675	—	—
Total investments in securities	$823,340,362	$50,603,675	—	$772,736,687
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Senior loans	Equity	Total
Balance as of 12-31-24	$696,648,676	$1,086,191	$697,734,867
Purchases	76,952,335	320,767	77,273,102
Sales	(3,712,688)	—	(3,712,688)
Realized gain (loss)	38,002	—	38,002
Net amortization of (premium) discount	679,450	—	679,450
Change in unrealized appreciation (depreciation)	685,434	38,520	723,954
Balance as of 3-31-25	$771,291,209	$1,445,478	$772,736,687
Change in unrealized appreciation (depreciation) at period end[1]	$659,881	$38,520	$698,401

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Senior loans	$726,953,701	Discounted cash flow	Discount rate	6.23% - 19.00%	9.96%

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-25 (unaudited)

	Fair Value at 3-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
	33,533,118	Recent transaction	Transaction price	$98.00 - $100.00	$98.59
	10,804,390	Market comparable	EV / LTM EBITDA multiple	8.50x - 11.00x	9.57x
	$771,291,209

Equity	$274,725	Recent transaction	Transaction price	$100.00	$100.00
	1,170,753	Market comparable Ownership allocation	EV / LTM EBITDA multiple Fully diluted percentage of ownership	7.75x - 14.00x 0.74% - 1.83%	10.88x 1.17%
	$1,445,478

Total	$772,736,687

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate/Market discount	Decrease	Increase
Percentage of ownership/Fully diluted percentage of ownership	Increase	Decrease
Price/book value multiple/Enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) multiple	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2025, the fund had the following unfunded commitments outstanding:
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$16,238
AC Blackpoint Acquisition, Inc.	$3,745,136	1,483,051	(3,408)
Air Buyer, Inc.	—	615,530	(10,442)
All Glass & Window Holdings, Inc.	3,663,004	2,197,802	(160)
American Combustion Industries, Inc.	1,309,633	347,528	(250)
Andretti Buyer LLC	—	897,364	1,093
Bandon Fitness, Inc.	93,599	524,934	4,838
BCTS Parent LLC	9,707,821	1,417,937	98,528
Beacon Behavioral Holdings LLC	5,256,453	91,089	(15,890)

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Beary Landscaping LLC	676,056	2,112,676	38,645
BlueHalo Financing Holdings LLC	—	165,085	394
Capital Construction LLC	—	824,176	6,735
Chemtron Supply LLC	—	2,083,333	21,310
Chroma Color Corp.	—	833,333	12,895
City Line Distributors	—	1,042,970	19,382
CPS Holdco, Inc.	8,195,055	2,014,652	—
Crane Engineering Sales LLC	1,776,597	2,197,400	45,130
DAWGS Intermediate Holding Company	—	1,038,332	—
Diverzify Intermediate LLC	6,000,000	—	(112,701)
Eastern Communications Solutions, Inc.	—	3,008,596	13,181
Foodscience LLC	7,777,778	2,430,556	(63,337)
Health Management Associates, Inc.	497,866	408,962	19,331
Hill Country Dairies, Inc.	1,330,645	887,097	(54,783)
HMN Acquirer Corp.	1,591,435	954,861	5,682
IMA Group Management Company LLC	4,105,090	410,509	(31,149)
In Vitro Sciences LLC	27,836	695,906	(58,628)
Integrated Openings Solutions LLC	6,295,788	579,212	(51,713)
Jetson Buyer, Inc.	—	620,009	(11,839)
Krayden Holdings, Inc.	2,968,750	1,509,375	55,312
LAC Intermediate LLC	—	500,000	4,496
Leap Service Partners LLC	6,915,703	1,197,368	65,761
Lockmasters Security Intermediate, Inc.	1,756,547	301,979	16,269
M&D Midco, Inc.	949,580	1,407,377	15,547
Management Consulting & Research LLC	—	825,285	5,143
MC Group Ventures Corp.	2,521,481	295,451	(25,097)
MWD Management LLC	—	600,000	5,361
OIS Management Services LLC	755,136	769,231	13,631
PAK Quality Foods Acquisition LLC	2,686,567	1,567,164	47,864
Pediatric Home Respiratory Services LLC	2,625,000	1,225,000	12,188
Perennial Services Group LLC	—	1,265,823	14,146
PNB Holdings III LLC	1,875,000	750,000	16,737
Polymer Solutions Group LLC	—	463,768	3,455
Purple Cow Buyer LLC	1,504,939	401,317	17,189
QM Buyer, Inc.	3,888,889	1,944,444	(7,901)
Rapid Buyer LLC	3,418,906	1,709,453	8,977
Redwood MSO LLC	2,051,498	983,146	(9,998)
Refocus Management Services LLC	1,234,211	322,368	19,906
Renovation Systems LLC	849,854	375,788	14,765
RPC TopCo, Inc.	—	1,136,364	15,653
SBP Holding LP	—	955,645	(3,062)
Simon Pearce LLC	—	1,160,714	4,748

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 3-31-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Star Logistics & Hospitality Services LLC	2,909,226	1,011,905	(94,909)
StartKleen Legacy Holdings LLC	3,663,004	2,930,403	(474)
Stellar Buyer LLC	4,867,550	2,607,616	70,871
Steward Partners Global Advisory LLC	1,171,429	1,428,571	27,026
SurfacePrep Buyer LLC	1,646,572	1,738,014	38,938
The Smilist DSO LLC	32,981	614,035	9,718
Tilley Chemical Company, Inc.	—	1,246,748	(135,302)
Trimech Acquisition Corp.	—	1,105,263	8,761
Vybond Buyer LLC	3,066,589	2,299,942	(3,174)
WeLocalize, Inc.	—	667,529	4,681
WWEC Holdings III Corp.	4,696,921	2,166,827	81,935
XpressMyself.com LLC	—	1,470,588	(2,538)
Total	$120,106,125	$73,147,401	$205,705
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.